Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Depreciation expense	$ 1,743	$ 1,395	$ 6,625	$ 4,780
Property and equipment	93,542		105,404	97,163
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment	$ 2,925		$ 2,054	$ 19,773